Supplement dated January 31, 2024
to the Prospectus and Summary Prospectus, each as supplemented as applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2023
Effective immediately, the portfolio manager information for Allspring Global Investments, LLC under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Harindra de Silva, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
David Krider, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
Kevin Cole, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	January 2024
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers for Allspring Global Investments, LLC under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: Allspring Global Investments, LLC (Allspring)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Harindra de Silva, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
David Krider, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	2016
Kevin Cole, CFA	Portfolio Manager of Allspring	Co-Portfolio Manager	January 2024
Mr. De Silva joined Allspring from its predecessor Wells Fargo Asset Management, where he began in 1995. Mr. De Silva began his investment career in 1986 and earned an Ph.D. from University of California, an M.S. and M.B.A. from University of Rochester and a B.S. from University of Manchester.
Mr. Krider joined Allspring from its predecessor, Wells Fargo Asset Management, where he began in 2005. Mr. Krider began his investment career in 1993 and earned a B.S. from California Institute of Technology.
Mr. Cole joined Allspring or one of its predecessor firms in 2016. Mr. Cole began his investment career in 2011 and earned a B.A. in economics from the University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP284_04_013_(01/24)